Supplementary Financial Statements Information (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and cash equivalents
	June 30,	December 31,
	2021	2020
	U.S. Dollars (in thousands)

US Dollars	64,649	102,669
New Israeli Shekels	13,344	1,542
Euro	1,221	570
Other currencies	1,125	1,034

	80,339	105,815

Schedule of Inventories
	June 30,	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Components	27,907	19,630
Work in process	11,317	10,123
Finished products (including systems at customer locations not yet sold)	19,816	14,399

	59,040	44,152
	June 30,	December, 31
	2021	2020
	U.S. Dollars (in thousands)

Current assets	54,346	39,736
Long-term assets	4,694	4,416

	59,040	44,152

Schedule of Other Current Assets
	June 30,	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Due from Government institutions	2,382	1,967
Interest receivable	368	207
Prepaid expenses	1,144	455
Income tax receivables	307	302
Deposits for operating leases	123	195
Other	87	240

	4,411	3,366

Schedule of Property, Plant and Equipment, Net
	June 30,	December, 31
	2021	2020
	U.S. Dollars (in thousands)

Land	863	863
Building	14,481	14,438
Machinery and equipment	11,772	11,260
Office furniture and equipment	846	785
Computer equipment and software	5,222	4,760
Automobiles	281	263
Leasehold improvements	680	630
Right of use assets	3,284	3,014
	37,429	36,013

Less accumulated depreciation	17,052	15,615

	20,377	20,398

Schedule of Intangible Assets, Net
	June 30,	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Patent registration costs	1,972	1,927

Accumulated amortization and impairment	1,370	1,318

Total intangible assets, net	602	609

Schedule of Other Current Liabilities
	June 30,	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Commissions	14,286	7,965
Advances from customers and deferred revenues	12,900	6,155
Accrued employee compensation and related benefits	12,025	9,698
Accrued warranty costs	3,267	2,328
Government institutions	2,987	752
Accrued expenses	2,172	2,570
Operating lease obligations	711	736

	48,348	30,204